ANALYSIS OF OPERATING SEGMENTS - Statement of financial position (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Trading assets	$ 10,986,770	$ 11,038,856
Investment securities	44,664,373	36,061,764
Hedging derivative assets	44,248	156,220
Investments in associates and joint ventures	1,172,829	1,029,322
Loans, net	220,297,825	195,541,994
Other assets	89,737,880	79,067,714
Total Assets	366,903,925	322,895,870
Liabilities
Customer Deposits	234,470,422	211,841,597
Financial obligations	73,282,326	58,624,766
Other liabilities	19,679,530	16,989,950
Total liabilities	327,432,278	287,456,313
Cash and equivalents	36,642,829	34,025,535	$ 30,117,236	$ 28,401,283
Intangible assets	21,470,718	18,525,051
Other accounts receivable, net	19,027,205	14,996,337
Property plant and equipment, net	9,100,553	8,973,952	8,950,411
Income tax assets	2,607,673	1,797,888
Non-current assets held for sale	208,426	240,412
Other assets	680,476	508,539
Trading liabilities	1,049,910	1,452,574
Hedging derivatives	55,813	56,627
Income tax liabilities	4,714,714	3,588,181
Employee benefits	1,163,076	1,201,855
Total Provisions	1,150,261	912,850	$ 868,642
Other liabilities	11,545,756	9,777,863
Banco de Bogota S.A.
Assets
Trading assets	2,480,205	2,832,267
Investment securities	12,812,319	12,280,691
Hedging derivative assets	5,379	149,961
Investments in associates and joint ventures	8,404,257	6,657,044
Investments in subsidiary companies	13,483,527	14,819,772
Loans, net	76,985,399	73,283,350
Other assets	14,716,485	14,973,460
Discontinued segment		(16,550,713)
Total Assets	128,887,571	108,445,832
Liabilities
Customer Deposits	76,452,861	77,878,031
Financial obligations	24,757,219	20,956,963
Other liabilities	2,338,529	3,445,439
Discontinued segment		(14,929,962)
Total liabilities	103,548,609	87,350,471
BAC Holding International Corp
Assets
Trading assets	190,340	164,340
Investment securities	14,431,606	10,153,193
Loans, net	73,183,254	58,722,132
Other assets	29,125,645	26,635,941
Discontinued segment		16,550,713
Total Assets	116,930,845	112,226,319
Liabilities
Customer Deposits	87,280,715	69,699,920
Financial obligations	12,326,831	10,794,118
Other liabilities	3,839,772	1,982,547
Discontinued segment		14,929,962
Total liabilities	103,447,318	97,406,547
Banco de Occidente S.A.
Assets
Trading assets	1,655,678	2,143,707
Investment securities	6,326,995	4,966,920
Investments in associates and joint ventures	1,664,990	1,614,628
Loans, net	35,097,325	31,040,792
Other assets	6,918,472	5,324,698
Total Assets	51,663,460	45,090,745
Liabilities
Customer Deposits	36,340,252	30,970,733
Financial obligations	8,496,369	7,317,684
Other liabilities	1,638,260	1,823,117
Total liabilities	46,474,881	40,111,534
Banco Popular S.A.
Assets
Trading assets	354,037	347,139
Investment securities	4,306,819	3,205,960
Investments in associates and joint ventures	625,512	577,963
Loans, net	21,665,102	20,426,642
Other assets	2,959,186	2,837,027
Total Assets	29,910,656	27,394,731
Liabilities
Customer Deposits	20,868,576	20,611,759
Financial obligations	4,585,661	2,429,104
Other liabilities	1,087,019	1,164,071
Total liabilities	26,541,256	24,204,934
Banco AV Villas S A
Assets
Trading assets	249,071	700,889
Investment securities	2,936,690	2,345,996
Investments in associates and joint ventures	6,252	3,729
Loans, net	12,602,276	11,838,132
Other assets	1,768,958	1,700,323
Total Assets	17,563,247	16,589,069
Liabilities
Customer Deposits	13,408,861	13,966,758
Financial obligations	1,704,383	232,457
Other liabilities	538,309	513,375
Total liabilities	15,651,553	14,712,590
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Assets
Trading assets	2,493,514	2,281,824
Investment securities	886,111	695,125
Other assets	753,842	993,474
Total Assets	4,133,467	3,970,423
Liabilities
Customer Deposits	960	851
Financial obligations	769,893	671,510
Other liabilities	691,620	654,980
Total liabilities	1,462,473	1,327,341
Corficolombiana S.A
Assets
Trading assets	3,664,843	2,603,549
Investment securities	3,899,476	3,231,070
Hedging derivative assets	38,869	6,259
Investments in associates and joint ventures	912,186	784,073
Loans, net	2,872,688	2,006,931
Other assets	35,600,816	29,514,603
Total Assets	46,988,878	38,146,485
Liabilities
Customer Deposits	5,330,880	4,926,745
Financial obligations	18,986,327	13,889,097
Other liabilities	9,399,330	7,297,974
Total liabilities	33,716,537	26,113,816
All other segments
Assets
Trading assets	49	12,755
Investments in associates and joint ventures	4,014	1,929
Other assets	8,788,173	7,642,529
Total Assets	8,792,236	7,657,213
Liabilities
Financial obligations	9,116,041	7,989,984
Other liabilities	553,665	508,703
Total liabilities	9,669,706	8,498,687
Elimination of intersegment amounts [member]
Assets
Trading assets	(100,967)	(47,614)
Investment securities	(935,643)	(817,191)
Investments in associates and joint ventures	(10,444,382)	(8,610,044)
Investments in subsidiary companies	(13,483,527)	(14,819,772)
Loans, net	(2,108,219)	(1,775,985)
Other assets	(10,893,697)	(10,554,341)
Total Assets	(37,966,435)	(36,624,947)
Liabilities
Customer Deposits	(5,212,683)	(6,213,200)
Financial obligations	(7,460,398)	(5,656,151)
Other liabilities	(406,974)	(400,256)
Total liabilities	$ (13,080,055)	$ (12,269,607)